UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EGM Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   February 6, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      121

Form 13F Information Table Value Total:      113,220 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE     SHARES          INV.  OTHER   VOTING
                            OF                X1000                     DISC  MGR     AUTH
                            CLASS                                       .
                                                                                      SOLE
AAR Corp.                   COM    000361105   1,539     52,710    SH   Sole           52,710
AMN Healthcare Services,    COM    001744101   1,529     55,502    SH   Sole           55,502
Inc.
Actions Semiconductor       COM    00507e107   623       75,066    SH   Sole           75,066
Affiliated Managers Group   COM    008252108   1,635     15,556    SH   Sole           15,556
Akamai Technologies         COM    00971t101   1,662     31,283    SH   Sole           31,283
Alliance Data Systems       COM    018581108   3,391     54,284    SH   Sole           54,284
Allis-Chalmers Energy Inc.  COM    019645506   485       21,033    SH   Sole           21,033
Amdocs Limited              COM    g02602103   1,929     49,783    SH   Sole           49,783
American Commercial Lines   COM    025195207   236       3,606     SH   Sole           3,606
Analog Devices              COM    032654105   750       22,820    SH   Sole           22,820
Apple Inc                   COM    037833100   495       5,839     SH   Sole           5,839
Aquantive Inc.              COM    03839g105   615       24,939    SH   Sole           24,939
Argon ST INC                COM    040149106   400       18,593    SH   Sole           18,593
Avaya                       COM    053499109   715       51,110    SH   Sole           51,110
Ball Corporation            COM    058498106   1,005     23,040    SH   Sole           23,040
Broadcom                    COM    111320107   947       29,322    SH   Sole           29,322
Business Objects, S.A.      COM    12328x107   480       12,156    SH   Sole           12,156
CRA International, Inc.     COM    12618t105   1,510     28,810    SH   Sole           28,810
Carrizo Oil & Gas Inc.      COM    144577103   473       16,295    SH   Sole           16,295
Cbeyond, Inc.               COM    149847105   341       11,159    SH   Sole           11,159
Chicago Bridge & Iron-NY    COM    167250109   1,309     47,876    SH   Sole           47,876
SHR
Comtech Group               COM    205821200   1,236     67,946    SH   Sole           67,946
Comverse Technology Inc.    COM    205862402   1,879     89,004    SH   Sole           89,004
Covad Communications Group  COM    222814204   1,006     728,780   SH   Sole           728,780
Crown Holdings Inc.         COM    228368106   1,458     69,672    SH   Sole           69,672
Cypress Semiconductor       COM    232806109   572       33,893    SH   Sole           33,893
Corp.
DRS Technologies Inc.       COM    23330X100   329       6,250     SH   Sole           6,250
Dealertrack Holdings Inc    COM    242309102   1,211     41,162    SH   Sole           41,162
Digitas                     COM    25388k104   2,483     185,185   SH   Sole           185,185
Durect Corp.                COM    266605104   1,093     246,274   SH   Sole           246,274
Electro Scientific Inds.,   COM    285229100   1,045     51,877    SH   Sole           51,877
Inc.
Ensco International Inc.    COM    26874Q100   688       13,740    SH   Sole           13,740
Equinix Inc                 COM    29444u502   501       6,625     SH   Sole           6,625
Esco Technologies, Inc.     COM    296315104   869       19,130    SH   Sole           19,130
Flir Systems                COM    302445101   1,455     45,726    SH   Sole           45,726
Foundry Networks            COM    35063r100   635       42,415    SH   Sole           42,415
General Cable Corp.         COM    369300108   1,074     24,575    SH   Sole           24,575
Gilead                      COM    375558103   725       11,169    SH   Sole           11,169
Hub Group, Inc.             COM    443320106   1,356     49,229    SH   Sole           49,229
Hyperion Solutions Corp.    COM    44914m104   706       19,646    SH   Sole           19,646
Icon PLC - Sponsored ADR    COM    45103t107   443       11,740    SH   Sole           11,740
Indevus Pharmaceuticals     COM    454072109   296       41,701    SH   Sole           41,701
Inc.
Informatica Corp.           COM    45666q102   427       34,962    SH   Sole           34,962
Interdigital                COM    45866A105   816       24,312    SH   Sole           24,312
Communications Co
Intermap Technologies Corp  COM    458977du6   439       86,720    SH   Sole           86,720
Internap Networks           COM    45885a300   728       36,640    SH   Sole           36,640
Iris International Inc.     COM    46270w105   567       44,821    SH   Sole           44,821
Jacobs Engineering Group    COM    469814107   792       9,708     SH   Sole           9,708
Inc.
Level 3 Communications      COM    52729n100   1,140     203,614   SH   Sole           203,614
Lexington Realty Trust      COM    529043101   428       19,100    SH   Sole           19,100
Luna Innovations            COM    550351100   418       116,715   SH   Sole           116,715
MPS Group, Inc.             COM    553409103   465       32,805    SH   Sole           32,805
MRV Communications Inc.     COM    553477100   624       176,357   SH   Sole           176,357
Magma Design Automation     COM    559181102   251       28,128    SH   Sole           28,128
Mid-America Apartment       COM    59522J103   869       15,180    SH   Sole           15,180
Communit
NCI Buildings Systems       COM    628852105   1,317     25,452    SH   Sole           25,452
NII Holdings, Inc. - Class  COM    62913f201   2,759     42,812    SH   Sole           42,812
B
Newkirk Realty Trust        COM    651497109   626       34,700    SH   Sole           34,700
Newport Corp                COM    651824104   396       18,879    SH   Sole           18,879
Noble International, Ltd.   COM    655053106   277       13,838    SH   Sole           13,838
Nortel Networks Corp        COM    656568102   734       27,470    SH   Sole           27,470
OpenTV Corp                 COM    g67543101   786       338,936   SH   Sole           338,936
Otelco Inc.                 COM    688823202   1,812     84,978    SH   Sole           84,978
Per-Se Technologies, Inc.   COM    713569309   476       17,130    SH   Sole           17,130
Pharm. Product              COM    717124101   1,115     34,613    SH   Sole           34,613
Portalplayer, Inc.          COM    736187204   338       25,160    SH   Sole           25,160
Power Integrations, Inc.    COM    739276103   1,464     62,420    SH   Sole           62,420
Pozen                       COM    73941u102   245       14,408    SH   Sole           14,408
Priceline.com Inc.          COM    741503403   1,538     35,256    SH   Sole           35,256
Providence Service Corp     COM    743815102   489       19,440    SH   Sole           19,440
Quest Software              COM    74834T103   954       65,126    SH   Sole           65,126
Rackable Systems, Inc.      COM    750077109   749       24,194    SH   Sole           24,194
Reddy Ice Holdings, Inc.    COM    75734r105   1,121     43,400    SH   Sole           43,400
Rowan Companies, Inc.       COM    779382100   358       10,789    SH   Sole           10,789
Ruby Tuesday, Inc.          COM    781182100   293       10,660    SH   Sole           10,660
Rudolph Technologies        COM    781270103   443       27,826    SH   Sole           27,826
Servicemaster Company       COM    81760n109   403       30,720    SH   Sole           30,720
Sirf Technology Holdings    COM    82967h101   351       13,760    SH   Sole           13,760
Inc.
Smith & Wesson              COM    831756101   983       95,115    SH   Sole           95,115
Smith Micro Software        COM    832154108   1,187     83,623    SH   Sole           83,623
Sterling Construction Co.   COM    859241101   939       43,143    SH   Sole           43,143
Symantec Corp.              COM    871503108   686       32,897    SH   Sole           32,897
Synopsys Inc.               COM    871607107   1,736     64,933    SH   Sole           64,933
Tekelec                     COM    879101103   356       23,975    SH   Sole           23,975
Tessera Technologies Inc.   COM    88164L100   444       11,008    SH   Sole           11,008
Transocean Inc              COM    2821287     1,172     14,487    SH   Sole           14,487
Tupperware Corp.            COM    899896104   908       40,180    SH   Sole           40,180
U-Store-It Trust            COM    91274f104   844       41,070    SH   Sole           41,070
UTI Worldwide               COM    G87210103   396       13,247    SH   Sole           13,247
United Surgical Partners    COM    913016309   254       8,955     SH   Sole           8,955
Inter
Urban Outfitters Inc.       COM    917047102   367       15,920    SH   Sole           15,920
Urstadt Biddle Properties   COM    917286205   1,025     53,670    SH   Sole           53,670
Volcom Inc.                 COM    92864n101   1,247     42,160    SH   Sole           42,160
Websidestory                COM    947685103   1,070     84,532    SH   Sole           84,532
Website Pros Inc.           COM    94769v105   445       49,197    SH   Sole           49,197
iBasis                      COM    450732102   637       75,000    SH   Sole           75,000
Lasalle Hotel Properties    PRD    517942504   1,285     50,000    SH   Sole           50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8   1,017               PRN  Sole
6.50%                       D                           1,000,000                     1,000,000
Charles River 2.875%        CVBON  159852AA0   1,099     750,000   PRN  Sole           750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9   1,016               PRN  Sole
                            D                           1,050,000                     1,050,000
Covad Communications 3%     CVBON  222814AR6   892                 PRN  Sole
3/15/2                      D                           1,000,000                     1,000,000
Curagen                     CVBON  23126RAC5   1,576               PRN  Sole
                            D                           1,600,000                     1,600,000
Durect Corp                 CVBON  266605AB0   1,451               PRN  Sole
                            D                           1,000,000                     1,000,000
Emcore Corp 5% 5/15/2011    CVBON  290846AC8   507       500,000   PRN  Sole           500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9   1,512               PRN  Sole
                            D                           1,769,000                     1,769,000
LSB Industries              CVBON  502160AB6   818       500,000   PRN  Sole           500,000
                            D
Level 3 Comm Inc. 6% due    CVBON  52729NAS9   922                 PRN  Sole
3/15/                       D                           1,000,000                     1,000,000
Mercury Interactive         CVBON  589405AB5   1,162               PRN  Sole
                            D                           1,155,000                     1,155,000
Richardson Electronics 7    CVBON  763165AD9   1,395               PRN  Sole
3/4%                        D                           1,425,000                     1,425,000
Sonic Automotive 5.25%      CVBON  83545GAE2   980                 PRN  Sole
                            D                           1,000,000                     1,000,000
Standard Motor Products     CVBON  853666AB1   940                 PRN  Sole
6.75%                       D                           1,000,000                     1,000,000
Triquint Semicon 4%         CVBON  89674KAB9   462       465,000   PRN  Sole           465,000
3/01/07                     D
Carriage Service Cap        CVPFD  14444t309   1,265     30,125    SH   Sole           30,125
Continental Air 6%          CVPFD  210796306   1,750     40,000    SH   Sole           40,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401   1,295     23,700    SH   Sole           23,700
due
Felcor Lodging              CVPFD  31430f200   1,205     48,200    SH   Sole           48,200
Hanover Comp Cap PFD        CVPFD  41076M302   1,631     29,000    SH   Sole           29,000
Newell Rubbermaid QUIPS     CVPFD  651195307   1,438     30,200    SH   Sole           30,200
Quadramed Corp 5.5%         CVPFD  74730W408   1,347     55,000    SH   Sole           55,000
Six Flags 7.25% 8/15/09     CVPFD  83001p505   780       35,000    SH   Sole           35,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306   642       13,166    SH   Sole           13,166



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